Private Placement (Details) - CIK 0001853314 Gesher I Acquisition Corp - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 18, 2023	Jan. 09, 2023	Oct. 20, 2021	Nov. 23, 2022	Oct. 20, 2021	Dec. 31, 2022	Sep. 30, 2022
Private Placement
Warrant per share	$ 1.00	$ 1.00		$ 1.00
Private Placement Warrants [Member]
Private Placement
Aggregate shares purchase						4,550,000	4,550,000
Ordinary per share						$ 11.50	$ 11.50
Share price						$ 1.00	$ 1.00
Aggregate private placement (in Dollars)						$ 4,550,000	$ 4,550,000
Over-Allotment Option
Private Placement
Aggregate shares purchase			450,000		450,000
Warrant per share			$ 1.00		$ 1.00
Generating gross proceeds (in Dollars)					$ 450,000